Other Assets - Other Non-Current Assets (Detail) - EUR (€) € in Thousands		Dec. 31, 2016	Dec. 31, 2015
Other Assets [Abstract]
Advance payments to Carl Zeiss SMT		€ 305,714	€ 305,642
Derivative financial instruments		89,516	81,777
Compensation plan assets	[1]	38,031	31,393
Prepaid expenses		151,397	6,876
Subordinated loan granted to lessor in respect of Veldhoven headquarters	[2]	5,445	5,445
Other assets		22,202	19,749
Other non-current assets		€ 612,305	€ 450,882

[1]	For further details on compensation plan assets see Note 17.
[2]	For further details on the loan granted to lessor in respect of Veldhoven headquarters see Note 12.